Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Atotech Ltd
Entity Central Index Key	0001762459
Entity Current Reporting Status	No
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	William Street, West Bromwich
Entity Address, City or Town	West Midlands
Entity Address, Country	GB
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	26,154,998
Entity Voluntary Filers	No
Entity Shell Company	false
Title of 12(b) Security	Common shares
Trading Symbol	ATC
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F (the “Original Form 20-F”) of Atotech Limited (the “Company”) for the year ended December 31, 2020, which was filed with the U.S. Securities and Exchange Commission on March 4, 2021, is being filed solely for the purpose of adding Exhibit 101 and to furnish the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101, which contains interactive data files in eXtensible Business Reporting Language (“XBRL”), was previously omitted from the Original Form 20-F in accordance with the 30-day grace period for initial interactive data submission under Rule 405 of Regulation S-T. Except as described above, this Amendment does not, and does not purport to, amend, modify, update or restate any information set forth in the Original Form 20-F or reflect any events that occurred subsequent to the filing of the Original Form 20-F on March 4, 2021. Pursuant to Rule 406T of Regulation S-T, these interactive data files are deemed furnished and not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, and are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and are otherwise not subject to liability under those sections.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Erasmusstrasse
Entity Address, City or Town	10553 Berlin
Entity Address, Country	DE
Contact Personnel Name	Josh McMorrow